Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Net of allowance for doubtful accounts & credit losses (in Dollars)		$ 2,366	$ 1,447
Net of accumulated depreciation (in Dollars)	$ 46,328	44,629	$ 44,448
Net of allowance for doubtful accounts & credit losses (in Dollars)	$ 1,200	$ 929
Preferred stock par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued		540,000
Common stock, shares outstanding	5,540,000	540,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	1,250,000	6,250,000	6,250,000
Common stock, shares outstanding	1,250,000	6,250,000	6,250,000
CFAC Holdings VIII, LLC
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
CFAC Holdings VIII, LLC | Class A Common Stock
Shares subject to possible redemption, shares issued	706,319	2,960,098	25,000,000
Shares subject to possible redemption, shares outstanding	706,319	2,960,098	25,000,000
Shares subject to possible redemption, per share (in Dollars per share)	$ 10.8	$ 10.53	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	160,000,000	160,000,000	160,000,000
Common stock, shares issued	5,540,000	540,000	540,000
Common stock, shares outstanding	5,540,000	540,000	540,000
CFAC Holdings VIII, LLC | Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	1,250,000	6,250,000	6,250,000
Common stock, shares outstanding	1,250,000	6,250,000	6,250,000